UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/18 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
IFB — Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.08% as of the close of the reporting period.
MUNICIPAL BONDS AND NOTES (128.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (2.1%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6.75%, 2/1/29	Baa3	$1,100,000	$1,132,109

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB-	500,000	593,520
zero %, 10/1/46	BBB-	3,950,000	3,301,252

Jefferson, Cnty. Rev. Bonds (Warrants)
5.00%, 9/15/34	AA	2,075,000	2,352,511
5.00%, 9/15/33	AA	275,000	312,708

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	1,000,000	1,078,150

			8,770,250
Alaska (0.3%)

Northern Tobacco Securitization Corp. Rev. Bonds, Ser. A, 5.00%, 6/1/46	B3	1,500,000	1,470,930

			1,470,930
Arizona (4.0%)

AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	500,000	524,475

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.)
Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	1,800,000	5,380
7.25%, 12/1/19 (escrow)(F)	D/P	1,000,000	2,989

Maricopa Cnty., Indl. Dev. Auth. Rev. Bonds (Banner Hlth.), Ser. A, 4.00%, 1/1/41	AA-	1,000,000	1,035,610

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	2,200,000	2,315,500

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6.00%, 7/1/32 (Prerefunded 7/1/21)	AAA/P	200,000	228,046
(Choice Academies, Inc.), 5.625%, 9/1/42	BB+	315,000	323,735
(Choice Academies, Inc.), 5.375%, 9/1/32	BB+	675,000	698,328
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,700,000	1,814,104
(Choice Academies, Inc.), 4.875%, 9/1/22	BB+	680,000	718,644

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	250,000	258,753
5.00%, 7/1/35	BB	900,000	939,015
Ser. A, 5.00%, 7/1/35	BB	600,000	626,010

Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	Baa1	2,000,000	2,425,800
5.00%, 12/1/37	Baa1	2,000,000	2,388,020
5.00%, 12/1/32	Baa1	570,000	672,594

Yavapai Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds
(Yavapai Regl. Med.), 5.00%, 8/1/36	Baa1	200,000	218,504
(Yavapai Regl. Med. Ctr.), 5.00%, 8/1/34	Baa1	200,000	219,268

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,000,000	1,017,140

Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	507,725

			16,939,640
California (11.8%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	660,000	735,352
(O'Connor Woods), 5.00%, 1/1/33	AA-	600,000	675,738

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB	465,000	524,055

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5.00%, 8/1/32	BB	665,000	680,847

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	1,000,000	1,079,930
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,100,000	1,195,007

CA State Pub. Wks. Board Rev. Bonds (Dept. of Forestry & Fire), Ser. E, 5.00%, 11/1/32	A1	1,250,000	1,253,850

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47	BB/P	1,345,000	1,464,302
(American Baptist Homes West), 5.75%, 10/1/25	BBB+/F	3,000,000	3,185,670
(U. CA Irvine E. Campus Apts. Phase 1), 5.375%, 5/15/38	Baa1	1,000,000	1,075,050
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	450,000	479,115
(U. CA Irvine E. Campus Apts. Phase 1), 5.125%, 5/15/31	Baa1	2,250,000	2,419,650

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5.00%, 9/1/28	A-	380,000	426,451

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5.75%, 6/1/47	B3	2,450,000	2,473,373
Ser. A-2, 5.30%, 6/1/37	B	1,000,000	1,011,310
Ser. A-1, 5.125%, 6/1/47	B3	3,235,000	3,234,968
Ser. A-1, 5.00%, 6/1/29	BBB	1,000,000	1,154,640

La Verne, COP (Brethren Hillcrest Homes), 5.00%, 5/15/36	BBB-/F	325,000	342,908

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5.00%, 5/15/30	AA	1,000,000	1,120,930

Los Angeles, CA Dept. Wtr. & Pwr. Rev. Bonds, Ser. C., 5%, 7/1/42(T)	AA	6,498,500	7,598,356

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4.50%, 1/1/27	A	400,000	424,880

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	750,000	1,047,818

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5.00%, 9/15/32	BBB	490,000	537,657

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	350,000	378,963

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 5/1/30	A1	600,000	668,004

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds (No. 6 Mission Bay Pub. Impts.), Ser. C
zero %, 8/1/43	BBB/P	2,000,000	498,440
zero %, 8/1/38	BBB/P	2,000,000	674,580

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6.625%, 8/1/39 (Prerefunded 8/1/19)	BBB+	250,000	269,133

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5.00%, 1/15/34	BBB	920,000	1,041,468

San Mateo, Union High School Dist. G.O. Bonds (Election 2010), stepped-coupon zero % (6.700%, 9/1/28), 9/1/41(STP)	Aaa	1,500,000	1,286,535

Santaluz, Cmnty. Fac. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A, 5.25%, 9/1/26 (Prerefunded 9/1/21)	A-	1,615,000	1,777,824

Sunnyvale, Special Tax Bonds (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	835,000	837,572

Univ. of CA Rev. Bonds, Ser. AF, 5.00%, 5/15/36(T)	AA	7,000,000	7,952,858

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5.375%, 9/1/30	BBB+	375,000	405,810

			49,933,044
Colorado (3.7%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5.00%, 12/1/43	BB+	400,000	424,012

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5.375%, 9/1/26	A3	500,000	540,390

CO State Educ. & Cultural Fac. Auth. Rev. Bonds (Skyview Academy), 5.125%, 7/1/34	BB+	755,000	770,047

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	879,636
(Total Longterm Care National), Ser. A, 6.25%, 11/15/40 (Prerefunded 11/15/20)	AAA/P	300,000	336,720
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.625%, 6/1/43	Baa2	250,000	282,095
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/45	Baa1	1,000,000	1,094,850
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/33	Baa2	1,100,000	1,188,671

CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	1,105,910
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/48	BB+/F	1,500,000	1,577,310
(Christian Living Neighborhood), 5.00%, 1/1/37	BB/P	1,250,000	1,318,413
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	500,000	534,315

E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/19) (Sr. Libor Index), Ser. A, 1.95%, 9/1/39	A3	1,900,000	1,905,168

Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34	BB/P	220,000	233,048

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	A/F	225,000	251,195

Plaza, Tax Alloc. Bonds (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	1,650,000	1,709,268

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	816,180

Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	538,600

			15,505,828
Connecticut (0.4%)

Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	1,500,000	1,638,105

			1,638,105
Delaware (0.9%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	500,000	537,155
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,600,000	2,708,706
(ASPIRA Charter School), Ser. A, 5.00%, 6/1/36	BB+	705,000	715,991

			3,961,852
District of Columbia (1.8%)

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	395,000	424,412
(Howard U.), Ser. A, U.S. Govt. Coll., 6.50%, 10/1/41 (Prerefunded 4/1/21)	AAA/P	5,000	5,739
(Howard U.), Ser. A, 6.25%, 10/1/32	BBB	525,000	562,648
(Howard U.), Ser. A, U.S. Govt. Coll., 6.25%, 10/1/32 (Prerefunded 4/1/21)	AAA/P	475,000	541,600
(Kipp Charter School), 6.00%, 7/1/33 (Prerefunded 7/1/23)	BBB+	1,000,000	1,207,110

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	CCC/P	7,500,000	1,103,700

DC, Rev. Bonds (Methodist Home of The DC (The)), Ser. A, 5.25%, 1/1/39	BB-/P	250,000	236,373

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. C, 5.00%, 10/1/39	AA+	3,000,000	3,388,830

			7,470,412
Florida (6.3%)

Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds (Alachua Cnty.), 5.00%, 5/1/48	B/P	250,000	257,445

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4.125%, 5/1/31	A-	500,000	516,045

Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	400,000	423,324

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5.00%, 4/1/32	A-	600,000	658,452

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5.00%, 11/15/36	B/P	1,000,000	1,048,620

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	1,300,000	1,429,922

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.30%, 5/1/37	BBB-	1,350,000	1,350,176

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6.375%, 1/1/43	BBB-/F	840,000	859,438

Lakewood Ranch, Stewardship Dist. Special Assessment Bonds (Village of Lakewood Ranch South), 5.125%, 5/1/46	B+/P	965,000	1,002,732

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	490,000	500,613

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Baa2	1,500,000	1,532,880

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5.00%, 11/15/29	Baa1	1,000,000	1,076,940

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	2,000,000	2,200,660

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	1,240,000	1,305,534

Miami-Dade Cnty., Transit Syst. Rev. Bonds, 4.00%, 7/1/36	AA	3,000,000	3,164,400

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	570,000	603,619

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	2,000,000	2,207,040

Sarasota Cnty., Hlth. Fac. Auth. Rev. Bonds (Village on the Isle), Ser. A, 5.00%, 1/1/37	BBB-/F	1,000,000	1,095,420

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6.00%, 4/1/29	Baa1	1,000,000	1,040,570

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	531,749

Tallahassee, Hlth. Fac. Rev. Bonds (Tallahassee Memorial HealthCare, Inc.), Ser. A, 5.00%, 12/1/55	Baa1	1,000,000	1,072,170

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.40%, 5/1/37	B+/P	670,000	670,771

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5.00%, 5/1/33	B+/P	470,000	477,327

Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	755,000	868,348

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6.125%, 5/1/39	BBB-/P	385,000	417,055

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	325,000	338,631

			26,649,881
Georgia (3.9%)

Atlanta, Tax Allocation Bonds (Beltline), Ser. B, 5.00%, 1/1/31	A2	1,000,000	1,141,940

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8.75%, 6/1/29	Baa3	3,000,000	3,415,890

Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds (Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	750,000	801,398

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	260,000	268,440

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5.25%, 10/1/30	Baa2	750,000	815,070
Ser. A, 5.25%, 10/1/27	Baa2	1,000,000	1,098,590
Ser. A, 5.00%, 10/1/32	Baa2	1,000,000	1,055,700

Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds (Riverside Military Academy)
5.00%, 3/1/47	BBB-/F	1,000,000	1,046,010
5.00%, 3/1/37	BBB-/F	1,450,000	1,541,278

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6.375%, 11/15/29 (Prerefunded 11/15/19)	A-/F	700,000	759,640

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), Ser. PJ, 6.25%, 6/15/20 (Prerefunded 6/15/18)	AAA/P	535,000	544,716

Marietta, Dev. Auth. 144A Rev. Bonds (Life U. Fac. ), Ser. A, 5.00%, 11/1/37	Ba3	1,000,000	1,070,000

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	2,000,000	2,241,120

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6.125%, 1/1/34	BB/P	600,000	601,254

			16,401,046
Guam (—%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/34	Baa2	200,000	210,858

			210,858
Hawaii (1.0%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9.00%, 11/15/44 (Prerefunded 11/15/19)	B/P	400,000	451,368
(Hawaiian Elec. Co. - Subsidiary), 6.50%, 7/1/39	Baa2	3,000,000	3,190,260
(Kahala Nui), 5.125%, 11/15/32	A-/F	400,000	444,212

			4,085,840
Illinois (10.3%)

Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	2,560,000	2,930,304
Ser. B-2, 5.50%, 1/1/37	BBB+	2,000,000	2,155,780
Ser. C, 5.00%, 1/1/38	BBB+	1,000,000	1,050,610

Chicago, Special Assmt. Bonds (Lake Shore East), 6.75%, 12/1/32	BB/P	1,582,000	1,591,413

Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	B	1,500,000	1,556,505
Ser. H, 5.00%, 12/1/36	B	3,100,000	3,187,110

Chicago, Motor Fuel Tax Rev. Bonds, 5.00%, 1/1/29	Ba1	500,000	529,595

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. G, 5.00%, 1/1/37	A	400,000	450,816
Ser. C, 5.00%, 1/1/26	A2	2,595,000	2,881,773

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5.00%, 1/1/39	A	1,360,000	1,468,079

Chicago, Wtr. Wks Rev. Bonds
5.00%, 11/1/39	A	875,000	955,973
5.00%, 11/1/30	A	1,000,000	1,128,200

Cicero, G.O. Bonds, Ser. A, AGM, 5.00%, 1/1/20	AA	1,250,000	1,316,913

Cook Cnty., G.O. Bonds, 5.00%, 11/15/35	AA-	500,000	559,090

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5.625%, 3/1/36	B/P	319,000	319,986

IL Fin. Auth. Rev. Bonds
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	2,000,000	2,166,720
(Navistar Intl. Recvy. Zone), 6.75%, 10/15/40	B+	500,000	537,795
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,142,790
(American Wtr. Cap. Corp.), 5.25%, 10/1/39	A	1,575,000	1,629,952

IL State G.O. Bonds
5.00%, 11/1/41	Baa3	1,250,000	1,314,075
5.00%, 1/1/41	Baa3	700,000	733,026
5.00%, 2/1/39	Baa3	200,000	207,332
5.00%, 11/1/34	Baa3	500,000	527,875
Ser. C, 5.00%, 11/1/29	Baa3	1,200,000	1,280,016
Ser. D, 5.00%, 11/1/28	Baa3	1,000,000	1,068,340

IL State Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7.75%, 8/15/34 (Prerefunded 8/15/19)	AAA/P	15,000	16,409
(Provena Hlth.), Ser. A, U.S. Govt. Coll., 7.75%, 8/15/34 (Prerefunded 8/15/19)	BBB-	1,485,000	1,625,644
(Three Crowns Park), 5.25%, 2/15/47	BB-/P	540,000	570,607
(Plymouth Place), 5.25%, 5/15/45	BB+/F	1,000,000	1,052,430
(Three Crowns Park), 5.25%, 2/15/37	BB-/P	305,000	326,265
(Presence Hlth. Network), Ser. C, 5.00%, 2/15/36	Baa3	525,000	582,540
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	700,000	791,525
(Windy City Portfolio), Ser. A-1, 4.375%, 12/1/42	A-	1,000,000	963,970
(Riverside Hlth. Syst.), 4.00%, 11/15/35	A+	500,000	502,560

IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds (U. of IL-CHF-Chicago, LLC), Ser. A
5.00%, 2/15/47	Baa3	500,000	545,105
5.00%, 2/15/37	Baa3	500,000	543,445

Metro. Pier & Exposition Auth. Rev. Bonds (McCormick Place Expansion), Ser. B, stepped-coupon zero % (4.950%, 6/15/31), 12/15/47(STP)	BB+	1,500,000	795,045

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds, Ser. A, 5.00%, 12/1/31	AA+	1,000,000	1,151,590

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28 (Prerefunded 6/1/21)	AAA/P	1,050,000	1,195,929

			43,353,132
Indiana (0.7%)

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5.00%, 2/1/32	A-	1,000,000	1,093,740
5.00%, 2/1/29	A-	500,000	548,265

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6.75%, 1/1/34	B+/P	1,125,000	1,330,616

			2,972,621
Iowa (0.7%)

IA State Fin. Auth. Midwestern Disaster Rev. Bonds (IA Fertilizer Co., LLC)
5.50%, 12/1/22	B	1,000,000	1,017,660
5.25%, 12/1/25	B	750,000	793,883

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	1,250,000	1,253,325

			3,064,868
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7.125%, 5/15/29 (Prerefunded 5/15/19)	BB/P	500,000	535,675

			535,675
Kentucky (2.2%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(Masonic Home Indpt. Living II), 7.25%, 5/15/41 (Prerefunded 5/15/21)	BB-/P	500,000	586,725
(Masonic Home Indpt. Living II), 7.00%, 5/15/30 (Prerefunded 5/15/21)	BB-/P	500,000	582,755
(Masonic Home Indpt. Living), 5.00%, 5/15/46	BB/P	1,000,000	1,046,880

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,100,000	1,235,674

KY State Econ. Dev. Fin. Auth. Rev. Bonds (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	125,000	138,291

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	900,000	944,163

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/28 (Prerefunded 5/1/18)	Baa3	500,000	505,715

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare Oblig. Group), 5.50%, 10/1/33	A-	3,000,000	3,400,470

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	700,000	741,321

			9,181,994
Louisiana (0.6%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	A3	250,000	273,415

LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	500,000	5,000

Pub. Fac. Auth. Rev. Bonds (Tulane U.), Ser. A, 4.00%, 12/15/50	A2	750,000	774,713

Pub. Fac. Auth. Dock & Wharf 144A Rev. Bonds (Impala Warehousing, LLC), 6.50%, 7/1/36	B+/P	1,000,000	1,117,990

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5.25%, 11/15/37	BB/P	385,000	412,620

			2,583,738
Maine (0.6%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7.50%, 7/1/32	Ba3	1,000,000	1,124,190
(MaineGeneral Health Oblig. Group), 6.95%, 7/1/41	Ba3	1,000,000	1,103,290

ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25) (Casella Waste Syst.), 5.125%, 8/1/35	Caa1	500,000	511,395

			2,738,875
Maryland (1.4%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc.), 5.00%, 1/1/37	A/F	1,585,000	1,788,942

Frederick Cnty., Edl. Fac. 144A Rev. Bonds (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	534,930

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	550,000	578,023

Prince Georges Cnty., Rev. Bonds (Collington Episcopal Life Care Cmnty., Inc.), 5.25%, 4/1/37	BB/P	1,200,000	1,284,576

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	250,000	266,665
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	1,500,000	1,615,680

			6,068,816
Massachusetts (4.1%)

MA State G.O. Bonds (Cons. Loan), Ser. A, 5.00%, 4/1/36	Aa1	2,000,000	2,327,040

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	690,000	763,740
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/46	B-/P	450,850	469,100
(Suffolk U.), Ser. A, 6.25%, 7/1/30	Baa2	360,000	379,868
(Suffolk U.), Ser. A, U.S. Govt. Coll., 6.25%, 7/1/30 (Prerefunded 7/1/19)	AAA/P	640,000	682,547
(Linden Ponds, Inc. Fac.), Ser. A-1, 6.25%, 11/15/26	B-/P	275,400	286,592
(Loomis Cmntys.), Ser. A, 6.00%, 1/1/33	BBB-	200,000	228,298
(Suffolk U.), Ser. A, 5.75%, 7/1/39	Baa2	320,000	333,942
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	AAA/P	630,000	667,491
(Linden Ponds, Inc.), Ser. A-2 , 5.50%, 11/15/46	B-/P	88,265	88,290
(New England Conservatory of Music), U.S. Govt. Coll., 5.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	805,000	817,526
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	1,700,000	1,700,204
(Suffolk U.), 5.00%, 7/1/36	Baa2	750,000	843,383
(Suffolk U.), 5.00%, 7/1/35	Baa2	750,000	844,673
(First Mtge. - Orchard Cove), 5.00%, 10/1/19	BB/P	550,000	551,287
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	439,022	27,623

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65%, 10/15/28	B/P	1,050,000	1,052,163

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	BBB	450,000	481,397
(Springfield College), 5.50%, 10/15/31 (Prerefunded 10/15/19)	BBB	1,100,000	1,174,448
(Springfield College), 5.50%, 10/15/26 (Prerefunded 10/15/19)	BBB	1,500,000	1,601,520
(Milford Regl. Med.), Ser. E, 5.00%, 7/15/22	BBB-	1,000,000	1,002,890

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5.125%, 7/1/41	A	750,000	813,255

			17,137,277
Michigan (5.9%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6.25%, 7/1/36	AA	5,000	5,304

Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	750,000	772,013

Genesee Cnty., Wtr. Supply Syst. G.O. Bonds (Wtr. Supply Syst.), Ser. B, BAM, 5.00%, 2/1/46	AA	1,500,000	1,670,145

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	2,000,000	2,210,820

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5.625%, 11/15/32	BBB-/F	2,195,000	2,385,394

MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	400,000	441,344
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	600,000	665,094

MI State Fin. Auth. Ltd. Oblig. Rev. Bonds (Lawrence Technological U.), 5.00%, 2/1/47	BB+	2,150,000	2,307,767

MI State Hosp. Fin. Auth. Rev. Bonds (Trinity Hlth. Credit Group), Ser. A, 5%, 12/1/47(T)	AA-	8,500,000	9,231,710

MI State Strategic Fund Ltd. Rev. Bonds (Worthington Armstrong Venture), 5.75%, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,560,641

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5.25%, 10/15/26	Aa2	1,250,000	1,400,438

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 12/1/21	A2	2,000,000	2,213,900

			24,864,570
Minnesota (1.6%)

Baytown Twp. Lease Rev. Bonds, Ser. A, 4.00%, 8/1/41	BB+	380,000	353,662

Ham Lake, Charter School Lease Rev. Bonds (DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	500,000	493,150

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5.00%, 9/1/34	BB+	800,000	819,784

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5.875%, 7/1/30	A/F	1,000,000	1,082,060

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 1.10%, 11/15/38	VMIG1	1,050,000	1,050,000

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5.25%, 9/1/30	B-/P	500,000	542,225
5.25%, 9/1/27	B-/P	750,000	822,038

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6.625%, 9/1/42 (Prerefunded 9/1/21)	BBB-	250,000	292,115
6.375%, 9/1/31	BBB-	250,000	278,435

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5.00%, 8/1/36	A-/P	1,125,000	1,127,059

			6,860,528
Mississippi (0.4%)

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6.50%, 9/1/32	Baa2	1,600,000	1,647,088

			1,647,088
Missouri (0.8%)

Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/36	Baa3	1,215,000	1,324,095

Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	875,000	901,548

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6.625%, 7/1/34	A3	1,000,000	1,066,750

			3,292,393
Nebraska (0.3%)

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5.50%, 1/1/30	AA/F	1,000,000	1,063,280

			1,063,280
Nevada (0.8%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	Aa3	1,050,000	1,193,976

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/21	BBB	500,000	534,510

Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds (Summerlin Village 16A), 5.00%, 8/1/32	B+/P	490,000	513,706

Las Vegas, Special Assmt. Bonds
5.00%, 6/1/31	B+/P	420,000	434,003
(Dist. No. 607 Local Impt.), 5.00%, 6/1/23	BBB-/P	365,000	394,715

Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds (Summerlin Village 24), 5.00%, 12/1/35	B/P	250,000	256,168

			3,327,078
New Hampshire (3.4%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6.00%, 10/1/27 (Prerefunded 10/1/19)	Baa1	1,700,000	1,823,454

NH State Bus. Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4.00%, 4/1/29	Caa1	350,000	349,482

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6.875%, 7/1/41	BB+/P	2,000,000	2,185,700
(Rivermead), Ser. A, 6.625%, 7/1/31	BB+/P	1,320,000	1,450,706
(Catholic Med. Ctr.), 5.00%, 7/1/44	A-	1,000,000	1,119,390
(Concord Hosp. Trust), 5.00%, 10/1/42	A2	3,250,000	3,601,650
(Kendel at Hanover), 5.00%, 10/1/40	BBB+/F	585,000	629,665
(Elliot Hosp.), 5.00%, 10/1/38	Baa1	250,000	273,113
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	1,000,000	1,101,960

NH State Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.95%, 7/1/33	VMIG1	910,000	910,000

NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds (Hillside Village), Ser. A, 6.25%, 7/1/42	B-/P	750,000	806,835

			14,251,955
New Jersey (10.1%)

Atlantic City, G.O. Bonds (Tax Appeal), Ser. B, AGM, 4.00%, 3/1/42	AA	1,250,000	1,278,663

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5.625%, 1/1/38	BB+/P	1,500,000	1,400,415

NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6.00%, 10/1/33	BBB	1,000,000	1,120,840
(NYNJ Link Borrower, LLC), 5.375%, 1/1/43	BBB-	1,000,000	1,110,630
(MSU Student Hsg. - Provident Group - Montclair LLC), 5.375%, 6/1/25 (Prerefunded 6/1/20)	Aaa	2,000,000	2,166,720
(Continental Airlines, Inc.), 5.25%, 9/15/29	Ba3	3,000,000	3,285,750
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	1,000,000	1,077,230
Ser. AAA, 5.00%, 6/15/36	Baa1	350,000	376,985
(United Methodist Homes), Ser. A, 5.00%, 7/1/29	BBB-/F	500,000	540,950
Ser. B, 5.00%, 11/1/26	Baa1	3,000,000	3,336,390
5.00%, 6/15/26	Baa1	500,000	543,000

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,500,000	1,705,950

NJ State Econ. Dev. Auth. Special Fac. Rev. Bonds (Port Newark Container Term., LLC), 5.00%, 10/1/37	Ba1	1,500,000	1,635,495

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.70%, 10/1/39	A1	2,600,000	2,746,900
Ser. D, 4.875%, 11/1/29	A1	700,000	743,274

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,000,000	2,160,600
(St. Joseph's Healthcare Syst. Oblig. Group), 5.00%, 7/1/41	Baa3	835,000	900,940

NJ State Trans. Trust Fund Auth. Rev. Bonds (Federal Hwy. Reimbursement Notes)
5.00%, 6/15/29	A+	1,050,000	1,161,762
5.00%, 6/15/28	A+	600,000	667,542

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5.00%, 6/1/42	A	1,000,000	1,090,380

South Jersey, Port Corp. Rev. Bonds (Marine Term.), Ser. B, 5.00%, 1/1/42	Baa1	1,000,000	1,071,840

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5.00%, 6/1/41	B	7,500,000	7,423,050
Ser. 1A, 4.75%, 6/1/34	BB-	2,210,000	2,180,231
zero %, 6/1/41	A-	4,180,000	1,166,262

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	1,450,000	1,613,821

			42,505,620
New Mexico (0.6%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of San Juan, NM), Ser. D, 5.90%, 6/1/40	BBB+	500,000	539,770
(AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	2,000,000	2,140,060

			2,679,830
New York (9.3%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6.75%, 7/1/28 (Prerefunded 7/1/18)	AAA/P	600,000	612,858

Glen Cove, Local Econ. Assistance Corp. Rev. Bonds (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero% (5.625%, 1/1/24), 1/1/55(STP)	B/P	300,000	246,585

Metro. Trans. Auth. Rev. Bonds (Green Bonds), Ser. C-1, 4.00%, 11/15/32	AA-	3,500,000	3,730,965

Metro. Trans. Auth. Dedicated Tax Fund Mandatory Put Bonds (6/1/22), Ser. A-2A, 1.53%, 11/1/26	AA	2,955,000	2,952,666

NY City, G.O. Bonds, Ser. B-1, 5.00%, 10/1/38	Aa2	2,000,000	2,329,680

NY Counties, Tobacco Trust VI Rev. Bonds (Tobacco Settlement), 5.00%, 6/1/51	BBB	1,700,000	1,776,432

NY State Convention Ctr. Dev. Corp. Rev. Bonds (Hotel Unit Fee), zero %, 11/15/50	Aa3	2,500,000	677,975

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(NY U.), Ser. A, 5.00%, 7/1/40	Aa2	1,000,000	1,163,840
(NY U.), Ser. A, 5.00%, 7/1/39	Aa2	1,000,000	1,164,730
(NYU Hosp. Ctr.), 5.00%, 7/1/34	A3	500,000	565,100

NY State Dorm. Auth. Revs. bonds, Ser. C, 5.00%, 3/15/31(T)	AAA	5,000,000	5,469,713

NY State Dorm. Auth. Rev. Bonds, Ser. A Group C, 5.00%, 3/15/42(T)	AAA	10,834,368	12,561,763

NY State Env. Fac. Corp. Solid Waste Disp. 144A Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3.75%, 12/1/44	Caa1	1,000,000	998,590

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5.375%, 11/15/40	BB-/P	750,000	824,265
Class 1-3, 5.00%, 11/15/44	BB-/P	1,250,000	1,345,113

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	1,620,000	1,702,993

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	100,000	104,945

Port Auth. of NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6.00%, 12/1/42	Baa1	1,000,000	1,105,430

			39,333,643
North Carolina (2.1%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	750,000	786,578

NC State Med. Care Comm. Hlth. Fac. Rev. Bonds (Presbyterian Homes), Ser. C, 5.00%, 10/1/31	A-/F	800,000	905,440

NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6.00%, 4/1/38 (Prerefunded 4/1/18)	BB/P	1,000,000	1,007,630
(Salemtowne), 5.375%, 10/1/45	BB/P	1,615,000	1,704,568
(Salemtowne), 5.25%, 10/1/37	BB/P	385,000	407,353
(Aldersgate United Methodist Retirement Cmnty., Inc.), Ser. A, 5.00%, 7/1/47	BB/P	400,000	428,836
(Aldersgate United Methodist Church), 5.00%, 7/1/45	BB/P	825,000	874,731
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	965,000	1,041,640
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/37	BBB/F	500,000	549,985
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	500,000	535,830
(United Methodist Retirement Homes), Ser. A, 5.00%, 10/1/35	BBB/F	500,000	556,800

			8,799,391
Ohio (5.4%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6.50%, 6/1/47	B3	4,000,000	3,999,720
Ser. A-3, 6.25%, 6/1/37	B-	850,000	846,133
Ser. A-2, 6.00%, 6/1/42	B3	4,000,000	3,910,080
Ser. A-2, 5.875%, 6/1/47	B3	1,750,000	1,700,073
Ser. A-2, 5.75%, 6/1/34	B-	5,175,000	4,968,000

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A, 5.625%, 7/1/26	BBB/F	1,250,000	1,325,825

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst., Inc.), Ser. C
5.625%, 8/15/29	A3	245,000	249,910
U.S. Govt. Coll., 5.625%, 8/15/29 (Prerefunded 8/15/18)	AAA/P	1,285,000	1,314,234

OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	1,200,000	1,237,896

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College)
5.00%, 7/1/44	A	525,000	552,521
U.S. Govt. Coll., 5.00%, 7/1/44 (Prerefunded 7/1/20)	AAA/P	275,000	296,643

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	750,000	835,283

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	900,000	979,218
(Memorial Hlth. Syst. Oblig. Group), 5.00%, 12/1/43	BB-/F	150,000	155,877

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45%, 12/15/21	Baa1	500,000	577,990

			22,949,403
Oklahoma (0.7%)

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A, 7.125%, 11/1/30 (Prerefunded 5/1/20)	BB-/P	1,250,000	1,397,075

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5.50%, 12/1/35	B+/P	1,250,000	1,354,100

			2,751,175
Oregon (0.5%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.40%, 10/1/44	BB-/P	500,000	536,335
(Terwilliger Plaza, Inc.), 5.00%, 12/1/29	BBB/F	350,000	380,261

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6.375%, 11/1/33	A3	700,000	737,919

Yamhill Cnty., Hosp. Auth. Rev. Bonds (Friendsview Retirement Cmnty.), Ser. A, 5.00%, 11/15/36	BB/P	325,000	350,916

			2,005,431
Pennsylvania (4.7%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5.50%, 10/15/30	Baa3	1,000,000	1,068,150
(Robert Morris U.-UPMC Events Ctr.), 5.00%, 10/15/47	Baa3	1,190,000	1,294,839

Chester Cnty., Hlth. & Ed. Fac. Auth. Rev. Bonds (Immaculata U.)
5.00%, 11/1/46	BB/F	1,000,000	990,880
5.00%, 11/1/41	BB/F	500,000	499,270

Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB+	750,000	774,210
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	350,000	374,290

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5.00%, 8/1/45	Baa3	1,000,000	1,053,960

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A1	250,000	284,038

Geisinger, Auth. Rev. Bonds (Geisinger Hlth. Syst.), Ser. A-1, 5.00%, 2/15/45	Aa2	2,500,000	2,821,375

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5.75%, 7/1/39	A+	3,000,000	3,165,933

Moon, Indl. Dev. Auth. Rev. Bonds (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	1,500,000	1,609,215

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6.25%, 10/1/43	Baa3	500,000	552,735
(Gwynedd Mercy College), Ser. KK1, 5.375%, 5/1/42	BBB	785,000	819,556

PA State Tpk. Comm. Rev. Bonds
Ser. B-1, 5.00%, 6/1/42	A3	900,000	1,001,331
Ser. A, 5.00%, 12/1/38	A1	500,000	563,630

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6.00%, 8/1/35 (Prerefunded 8/1/20)	BBB	1,055,000	1,166,545

Philadelphia, Hosp. & Higher Edl. Fac. Auth. VRDN (Children's Hosp. of Philadelphia), Ser. B, 0.95%, 7/1/25	VMIG1	880,000	880,000

West Shore Area Auth. Rev. Bonds (Lifeways at Messiah Village), Ser. A, 5.00%, 7/1/35	BBB-/F	785,000	832,320

			19,752,277
Puerto Rico (0.4%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5.50%, 7/1/21 (In default)(NON)	D/P	1,000,000	775,000
(Pub. Impt.), Ser. A, NATL, 5.50%, 7/1/20	Baa2	1,000,000	1,006,450

			1,781,450
Rhode Island (0.4%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/25	BBB+	1,500,000	1,702,320

			1,702,320
South Carolina (2.4%)

SC State Pub. Svcs. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	A1	3,000,000	3,429,540
Ser. A, 5.50%, 12/1/54	A1	2,000,000	2,232,480
Ser. E, 5.25%, 12/1/55	A1	1,500,000	1,677,270
Ser. C, 5.00%, 12/1/46	A1	2,500,000	2,751,475

			10,090,765
South Dakota (0.3%)

SD State Hlth. & Edl. Fac. Auth. Rev. Bonds (Sanford Oblig Group), 5.00%, 11/1/45	A1	1,250,000	1,385,150

			1,385,150
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6.00%, 7/1/38	Baa1	1,450,000	1,548,426

			1,548,426
Texas (10.6%)

Arlington, Higher Ed. Fin. Corp. Rev. Bonds (Uplift Ed.), Ser. A, PSFG, 4.00%, 12/1/42	AAA	1,000,000	1,041,090

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	525,000	574,387

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6.00%, 8/15/33	BBB+	500,000	574,060
5.00%, 8/15/32	BBB+	315,000	333,705
5.00%, 8/15/28	BBB+	200,000	230,284

Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. A, 5.00%, 11/1/43	A1	2,535,000	2,702,158

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BB+/F	250,000	257,973
(YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/33	Baa3	1,000,000	1,065,310

Houston, Arpt. Syst. Rev. Bonds
Ser. B-1, 5.00%, 7/15/35	BB-	2,500,000	2,730,375
Ser. B-1, 5.00%, 7/15/30	BB-	650,000	720,207
Ser. A, 5.00%, 7/1/24	A+	1,500,000	1,639,965

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,100,000	1,180,421
6.25%, 8/15/39 (Prerefunded 8/15/19)	BBB	1,975,000	2,115,660

La Vernia, Higher Ed. Fin. Corp. 144A Rev. Bonds (Meridian World School, LLC), Ser. A, 5.25%, 8/15/35	BB+	1,000,000	1,031,190

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5.25%, 11/1/40	A3	3,500,000	3,763,550

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.30%, 11/1/29	A-	1,000,000	1,078,050
(Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	1,250,000	1,394,225

New Caney Independent School District GO Bonds, 5%, 2/15/47(T)	AAA/F	3,400,000	3,917,251

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	500,000	535,535
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42	Baa3	2,830,000	3,102,076
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39	Baa3	500,000	536,080
(Longhorn Village), 5.00%, 1/1/37	BB-/P	500,000	531,765
(MRC Crestview), 5.00%, 11/15/36	BB+/F	200,000	209,098

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5.25%, 12/1/47	BBB-	2,000,000	2,108,960

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7.75%, 11/15/44	B-/P	420,000	485,990
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	39,000	55
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	749,000	1,049
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	441,000	617
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	76,000	106
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45%, 11/15/38 (In default)(NON)	D/P	1,124,000	1,574
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	593,000	830

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Buckner Sr. Living Ventana), Ser. A, 6.75%, 11/15/47	B-/P	875,000	975,170
(Buckingham Sr. Living Cmnty., Inc.), Ser. A, 5.50%, 11/15/45	BB/F	1,000,000	1,018,920

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7.50%, 12/31/31	Baa2	2,000,000	2,205,480
(LBJ Infrastructure), 7.00%, 6/30/40	Baa3	2,500,000	2,777,725

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.90%, 7/2/24	AA+	50,000	51,095

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/28	A3	1,500,000	1,654,230

TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds (Blueridge Trans. Group, LLC (SH 288 Toll Lane))
5.00%, 12/31/55	Baa3	500,000	547,095
5.00%, 12/31/50	Baa3	750,000	823,350

Uptown Dev. Auth. Tax Alloc. Bonds, Ser. A, 5.00%, 9/1/40	BBB	700,000	778,323

			44,694,984
Utah (0.4%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.90%, 5/15/36	A-1+	500,000	500,000

Salt Lake City, Arpt. Rev. Bonds, Ser. A, 5.00%, 7/1/36	A+	1,000,000	1,140,920

			1,640,920
Virginia (3.1%)

Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds (Potomac Shores), 5.40%, 3/1/45	B/P	1,000,000	1,028,360

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes), 5.00%, 6/1/22	BB+/P	625,000	678,825

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), 4.00%, 1/1/31	BBB-/F	675,000	698,544

Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	485,000	496,005

Small Bus. Fin. Auth. Private Activity Rev. Bonds (Transform 66 P3), 5.00%, 12/31/52	Baa3	3,250,000	3,593,980

Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	500,000	541,825

VA State Cmnwlth. U. Hlth. Syst. Auth. Rev. Bonds, Ser. B, 4.00%, 7/1/40	Aa3	2,000,000	2,069,820

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB	740,000	836,341
(Express Lanes, LLC), 5.00%, 7/1/34	BBB	1,150,000	1,237,837

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	1,700,000	1,785,799

			12,967,336
Washington (4.9%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	625,000	694,781

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5.00%, 4/1/30	BBB-	800,000	878,784

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5.75%, 12/1/35	Baa2	2,500,000	2,663,400

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5.00%, 6/1/28(T)	AA+	5,000,000	5,505,250

Tobacco Settlement Auth. of WA Rev. Bonds, 5.25%, 6/1/32	A-	1,275,000	1,380,392

WA State Hlth. Care Fac. Auth. FRN Mandatory Put Bonds (7/1/22) (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.146%, 1/1/42	A	1,700,000	1,714,042

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,000,000	1,074,000
(Overlake Hosp. Med. Ctr.), Ser. A, 5.00%, 7/1/36	A2	2,145,000	2,425,931
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	810,000	813,078

WA State Hsg. Fin. Comm. Rev. Bonds (Wesley Homes Lea Hill), 5.00%, 7/1/41	B/P	500,000	513,100

WA State Hsg. Fin. Comm. 144A Rev. Bonds
(Heron's Key Oblig. Group), Ser. A, 7.00%, 7/1/50	B-/P	500,000	536,015
(Bayview Manor Homes), Ser. A, 5.00%, 7/1/46	BB+/P	1,230,000	1,258,782
(Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/36	BB+/F	1,175,000	1,253,255

			20,710,810
West Virginia (0.2%)

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6.75%, 10/1/43	B+/P	735,000	744,820

			744,820
Wisconsin (2.1%)

Pub. Fin. Auth. Rev. Bonds (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/37	BBB-	500,000	558,400

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	350,000	382,018

Pub. Fin. Auth. Exempt Fac. Rev. Bonds (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	300,000	308,379

Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds (Gannon U.)
5.00%, 5/1/47	BBB+	250,000	267,355
5.00%, 5/1/42	BBB+	1,090,000	1,172,622

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7.625%, 9/15/39 (Prerefunded 9/15/19)	AAA/F	1,350,000	1,482,921
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	1,250,000	1,316,675
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB+/F	250,000	265,200

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	1,800,000	1,942,182

WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds (Mary's Woods at Marylhurst), Ser. A, 5.25%, 5/15/37	BB/F	380,000	414,428

WI State Pub. Fin. Auth. 144A Rev. Bonds (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/30	BB/F	945,000	994,140

			9,104,320
TOTAL INVESTMENTS

Total investments (cost $517,342,791)			$543,129,645

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $421,923,261.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $18,258,208 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.

	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	30.8%
	Transportation	15.4
	Utilities	14.3
	Education	13.7
	Prerefunded	10.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust's assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund's portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund's investments with a value of $52,236,901 were held by the TOB trust and served as collateral for $33,978,690 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $84,631 for these investments based on an average interest rate of 1.22%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$543,117,045	$12,600

Totals by level	$—	$543,117,045	$12,600

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018